ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2025. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

AS AT DEC. 31, 2025 (MILLIONS)	Infrastructure	Private Equity	Renewable Power and Transition		Real Estate and other	Total
Cash and cash equivalents	$515	$78	$84		$31	$708
Accounts receivable and other	697	246	648		10	1,601
Other financial assets	50	—	112		2	164
Inventory	118	214	—		1	333
Equity accounted investments	—	—	919		—	919
Investment properties	—	—	—		361	361
Property, plant and equipment	11,855	210	527		970	13,562
Intangible assets	2,942	1,639	—		82	4,663
Goodwill	4,777	1,161	71		223	6,232
Deferred income tax assets	—	5	—		9	14
Total assets	20,954	3,553	2,361	—	1,689	28,557
Less:
Accounts payable and other	(1,266)	(277)	(276)		(99)	(1,918)
Non-recourse borrowings	(6,293)	—	(676)		(502)	(7,471)
Deferred income tax liabilities	(2,356)	(95)	—		(123)	(2,574)
Non-controlling interests[1]	(209)	—	—		(4)	(213)
	(10,124)	(372)	(952)		(728)	(12,176)
Net assets acquired[2]	$10,830	$3,181	$1,409		$961	$16,381
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired are typically equal to total consideration. Total purchase consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2025. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Infrastructure			Private Equity		Renewable Power and Transition
AS AT DEC. 31, 2025 (MILLIONS)	Colonial	Hotwire	Mantiqueira	Chemelex	Antylia	Geronimo
Cash and cash equivalents	$110	$320	$67	$35	$34	$84
Accounts receivable and other	429	214	24	157	64	648
Other financial assets	—	—	16	—	—	112
Inventory	17	90	—	109	97	—
Equity Accounted Investments	—	—	—	—	—	919
Property, plant and equipment	8,898	2,730	—	115	88	527
Intangible assets	—	1,542	1,330	804	786	—
Goodwill	1,979	2,633	54	680	373	71
Deferred income tax assets	—	—	—	2	2	—
Total assets	11,433	7,529	1,491	1,902	1,444	2,361
Less:
Accounts payable and other	(543)	(467)	(144)	(167)	(77)	(276)
Non-recourse borrowings	(2,686)	(2,967)	(563)	—	—	(676)
Deferred income tax liabilities	(1,979)	(148)	(201)	(81)	(5)	—
Non-controlling interests[1]	—	(175)	—	—	—	—
	(5,208)	(3,757)	(908)	(248)	(82)	(952)
Net assets acquired[2]	$6,225	$3,772	$583	$1,654	$1,362	$1,409
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired are typically equal to total consideration. Total purchase consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2024. No material changes were made to those allocations disclosed in the 2024 consolidated financial statements.

AS AT DEC. 31, 2024 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity and Other	Total
Cash and cash equivalents	$553	$393	$4	$950
Accounts receivable and other	443	283	50	776
Other financial assets	345	294	10	649
Assets classified as held for sale	861	270	—	1,131
Property, plant and equipment	7,439	4,141	77	11,657
Intangible assets	—	1,580	52	1,632
Goodwill	3,556	294	49	3,899
Deferred income tax assets	60	—	—	60
Total assets	13,257	7,255	242	20,754
Less:
Accounts payable and other	(1,137)	(2,677)	(41)	(3,855)
Liabilities associated with assets classified as held for sale	(340)	(70)	—	(410)
Non-recourse borrowings	(4,736)	(478)	(14)	(5,228)
Deferred income tax liabilities	(437)	(454)	(10)	(901)
Non-controlling interests[1]	(3,015)	—	(4)	(3,019)
	(9,665)	(3,679)	(69)	(13,413)
Net assets acquired[2]	$3,592	$3,576	$173	$7,341
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired are typically equal to total consideration. Total purchase consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2024. No material changes were made to those allocations disclosed in the 2024 consolidated financial statements.

	Renewable Power and Transition	Infrastructure
(MILLIONS)	Neoen	ATC India	Cyxtera
Cash and cash equivalents	$544	$368	$14
Accounts receivable and other	417	136	140
Other financial assets	345	279	—
Assets classified as held for sale	861	—	270
Property, plant and equipment	7,185	1,785	2,356
Intangible assets	—	582	379
Goodwill	3,531	294	—
Deferred income tax assets	60	—	—
Total assets	12,943	3,444	3,159
Less:
Accounts payable and other	(1,123)	(1,122)	(1,503)
Liabilities associated with assets classified as held for sale	(340)	—	(70)
Non-recourse borrowings	(4,611)	(119)	—
Deferred income tax liabilities	(423)	(162)	(229)
Non-controlling interests[1]	(3,005)	—	—
	(9,502)	(1,403)	(1,802)
Net assets acquired[2]	$3,441	$2,041	$1,357
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired are typically equal to total consideration. Total pruchase consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.